Condensed Consolidated Statements of Cash Flows (Unaudited) $ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
Cash flows from operating activities:
Net loss	$ (20,604)	$ (12)	$ (12,205)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,617		1,277
Amortization of operating right of use assets	163		218
Stock-based compensation	1,408		811
Amortization of debt issuance costs			9
Interest accretion on long-term debt	282		200
Change in fair value of financial instruments	(1,938)		(13)
Change in operating assets and liabilities:
Accounts receivable	5,767		(93)
Material and supplies	2,144		(3,042)
Prepaid expenses and other current assets	(1,797)	(1,806)	(532)
Accounts payable	464		(860)
Accrued expenses and other current liabilities	836		(1,862)
Deferred revenue	63		54
Deferred grant income	4,849
Operating lease liabilities	(289)		(255)
Due to related party		1,818
Net cash used in operating activities	(7,035)		(16,293)
Cash flows from financing activities:
Proceeds from reverse recapitalization and Private Investment in Public Equity (“PIPE”) transaction, net of transaction costs	263,599
Proceeds from exercise of stock options	534		54
Proceeds from long-term debt	228		2,185
Net cash provided by financing activities	264,361		2,239
Cash flows from investing activities:
Purchase of property and equipment	(313)		(1,263)
Purchase of intangible assets	(215)		(583)
Net cash used in investing activities	(528)		(1,846)
Effects of foreign exchange rates on cash and cash equivalents	(497)		(51)
Increase (decrease) in cash and cash equivalents	256,301		(15,951)
Cash and cash equivalents, beginning of period	16,164		77,619	$ 77,619
Cash and cash equivalents, end of period	272,465	16,164	61,668	16,164
Supplemental disclosure of non-cash investing and financing activities:
Capitalized stock-based compensation	31		53
Purchases of property and equipment included in accounts payable	36		1,042
Conversion of Old Xanadu convertible preferred shares to Class A Multiple Voting Shares	213,003
Reclassification of warrant liabilities to additional paid-in capital	2,769
Reclassification of additional paid-in capital to share capital upon cashless exercise of warrants	1,397
Recognition of earn-out share liability at closing of Reverse Recapitalization	9,997
Previously Reported
Cash flows from investing activities:
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period